Other payables (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Other payables [Line items]
Holiday pay accrual	€ 551	€ 493
Salary	794	870
Accrued expenses	3,007	1,485
Foreign currency option - current	3,132	654
Other	408	131
Total other payables	€ 7,892	€ 3,633